Cover	12 Months Ended
Mar. 31, 2026
Entity Addresses [Line Items]
Document Type	F-1
Amendment Flag	false
Entity Registrant Name	IMC RARE EARTHS LTD
Entity Central Index Key	0002098395
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Avenida Paulista, 1765, 7th Floor
Entity Address, Address Line Two	São Paulo
Entity Address, City or Town	São Paulo
Entity Address, Country	BR
Entity Address, Postal Zip Code	0311-930
Country Region	+55
City Area Code	(84)
Local Phone Number	99173-2523
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	850 Library Avenue
Entity Address, Address Line Two	Suite 204
Entity Address, City or Town	Newark
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19711
City Area Code	302
Local Phone Number	738-6680
Contact Personnel Name	Puglisi & Associates